SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table sets forth the stock options activity for the years ended December 31, 2022, 2023 and 2024:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$		000’US$

Outstanding as of December 31, 2022	61,091,820	0.22	0.89	-

Granted	-	-
Forfeited	(173,870)	0.23
Exercised	-	-
Expired	(46,562,380)	0.09

Outstanding as of December 31, 2023	14,355,570	0.61	0.27	-

Granted
Forfeited	-	-
Exercised	-	-
Expired	(3,265,030)	0.37

Outstanding as of December 31, 2024	11,090,540	0.68	0.02	-
Vested and expected to vest as of December 31, 2024	11,090,540
Exercisable as of December 31, 2024	11,090,540

SCHEDULE OF SERVICE BASED RSU

A summary of activities of the service-based RSUs for the years ended December 31, 2022, 2023 and 2024 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$

Unvested at December 31, 2022	24,922,100	0.45

Granted	7,900,000	0.02
Vested	(1,587,950)
Forfeited	(11,609,400)

Unvested at December 31, 2023	19,624,750	0.26

Granted	4,000,000	0.01
Vested	(3,837,500)
Forfeited	(2,378,850)

Unvested at December 31, 2024	17,408,400	0.27